Employee benefits - Cash award expenses related to tax effects (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 26, 2023	Sep. 28, 2022	Sep. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Cost of revenues				$ 681,931	$ 714,233	$ 798,519
Research and development				171,392	175,557	151,386
Sales and marketing				23,856	25,459	23,080
Total compensation				146,494	162,943	146,809
Income tax expense (benefit)				(5,028)	41,098	110,657
Cash award expenses
Disclosure of defined benefit plans [line items]
Cost of revenues				174	505	511
Research and development				15,273	20,792	5,876
General and administrative				1,401	2,250	678
Sales and marketing				2,797	4,147	1,223
Total compensation				19,645	27,694	8,288
Income tax expense (benefit)				$ 4,167	$ 5,641	$ 1,444
Total annual bonus cash payouts	$ 729	$ 19,346	$ 47,657
Vested on grant date	$ 187	$ 1,015	$ 1,582